Schedule I - Condensed Financial Information of Registrant (Parent Company) - Balance Sheets (Details) - USD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Current assets
Cash and cash equivalents	$ 452.6	$ 558.4	$ 502.8	$ 369.7
Prepaid expenses and other current assets	61.6	54.8
Total current assets	1,888.1	1,697.5
Property, plant and equipment, net	5,808.2	5,537.0
Other assets	273.6	259.0
Total assets	11,980.9	11,582.2	10,847.2
Current liabilities
Total current liabilities	1,732.1	1,690.1
Commitments and contingencies
Common stockholders’ equity:
Common Stock, without par value (authorized – 450,000,000 shares; issued – 174,142,997 and 173,987,691 shares, respectively)	1,200.8	1,188.6
Retained earnings	2,610.7	2,106.7
Accumulated other comprehensive loss	(110.4)	(93.4)
Treasury stock, at cost	(19.7)	(38.6)
Total UGI Corporation stockholders’ equity	3,681.4	3,163.3
Total liabilities and equity	$ 11,980.9	$ 11,582.2
Condensed Financial Information of Registrant [Abstract]
Common stock, shares authorized	450,000,000	450,000,000
Common stock, shares issued	174,142,997	173,987,691
Parent Company
Current assets
Cash and cash equivalents	$ 13.4	$ 15.8	$ 4.8	$ 1.9
Accounts receivable – related parties	12.8	4.5
Prepaid expenses and other current assets	10.5	15.6
Total current assets	36.7	35.9
Property, plant and equipment, net	2.6	0.4
Investments in subsidiaries	3,652.0	3,119.7
Other assets	71.9	82.0
Total assets	3,763.2	3,238.0
Current liabilities
Accounts and notes payable	14.9	12.3
Accrued liabilities	6.7	5.9
Total current liabilities	21.6	18.2
Noncurrent liabilities	60.2	56.5
Commitments and contingencies
Common stockholders’ equity:
Common Stock, without par value (authorized – 450,000,000 shares; issued – 174,142,997 and 173,987,691 shares, respectively)	1,200.8	1,188.6
Retained earnings	2,610.7	2,106.7
Accumulated other comprehensive loss	(110.4)	(93.4)
Treasury stock, at cost	(19.7)	(38.6)
Total UGI Corporation stockholders’ equity	3,681.4	3,163.3
Total liabilities and equity	$ 3,763.2	$ 3,238.0
Condensed Financial Information of Registrant [Abstract]
Common stock, shares authorized	450,000,000	450,000,000
Common stock, shares issued	174,142,997	173,987,691